Net Income (Loss) per Share Attributable to Panasonic Corporation Common Shareholders (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Net Income (Loss) Attributable To Parent

A reconciliation of the numerators and denominators of the basic and diluted net income (loss) per share attributable to Panasonic Corporation common shareholders computation for each of the three years ended March 31, 2012 is as follows:

	Yen (millions)
	2012	2011	2010
Net income (loss) attributable to Panasonic Corporation common shareholders	(772,172)	74,017	(103,465)

Schedule Of Diluted Common Shares Outstanding

	Number of shares
	2012	2011	2010
Average common shares outstanding	2,312,167,772	2,070,341,989	2,070,623,618

Schedule Of Net Income (Loss) Per Share Basic And Diluted

	Yen
	2012	2011	2010
Net income (loss) per share attributable to Panasonic Corporation common shareholders:
Basic	(333.96)	35.75	(49.97)